Average Annual Total Returns - Schwab U.S. Treasury Money Fund	Sep. 24, 2020
Investor Shares
Average Annual Return:
Label	Investor Shares
1 Year	1.84%
Since Inception	1.65%
Inception Date	Jan. 17, 2018
Ultra Shares
Average Annual Return:
Label	Ultra Shares
1 Year	none
Since Inception	none
Inception Date	Jan. 17, 2018